UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2012

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 13.2%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.170%	10/1/35	$1,920,000	$1,920,000	(a)(b)
Dutchess County, NY, Industrial Development Agency Revenue, Marist College, LOC-JPMorgan Chase	0.180%	7/1/28	100,000	100,000	(a)(b)
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	100,000	101,947
New York City, NY, Industrial Development Agency, Civic Facility Revenue, College of Mount St. Vincent, Radian, TD Bank N.A.	0.160%	6/1/36	4,525,000	4,525,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.150%	7/1/30	1,490,000	1,490,000	(a)(b)
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.180%	7/1/23	4,400,000	4,400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.150%	7/1/32	9,500,000	9,500,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.150%	7/1/35	95,000	95,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	8,500,000	8,500,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.150%	7/1/28	260,000	260,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.160%	7/1/28	5,935,000	5,935,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.130%	3/1/40	2,000,000	2,000,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.130%	7/1/30	580,000	580,000	(a)(b)

Total Education				39,406,947

Finance - 8.9%
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Bank of New York	0.150%	11/1/22	5,100,000	5,100,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.160%	11/1/22	8,000,000	8,000,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.170%	11/1/22	13,600,000	13,600,000	(a)(b)

Total Finance				26,700,000

General Obligation - 16.8%
Arlington, NY, CSD, GO	2.000%	12/15/12	80,000	80,046
Arlington, NY, CSD, GO	2.000%	12/15/12	50,000	50,024
Beacon, NY, City School District, GO, BAN	1.000%	6/28/13	2,100,000	2,101,254
Clarence, NY, CSD, GO, BAN	1.000%	7/18/13	1,820,000	1,825,630
Cold Spring Harbor, NY, CSD, GO, TAN	1.000%	6/27/13	250,000	251,085
Greece, NY, CSD, GO	1.500%	12/15/12	1,295,000	1,295,448
Hamburg Town, NY, GO, BAN	1.000%	7/11/13	6,051,400	6,065,880
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	600,000	602,434
Hicksville, NY, Union Free School District, GO	2.000%	8/15/13	710,000	718,078
Honeoye Falls-Lima, NY, CSD, GO	2.000%	4/15/13	400,000	401,954
Islip, NY, GO, BAN	1.000%	12/14/12	300,000	300,041
Kings Point, NY, GO, BAN	1.000%	8/2/13	3,125,000	3,138,198

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
New Rochelle, NY, City School District, GO, BAN	1.000%	1/25/13	$2,085,000	$2,086,259
New York City, NY, GO:
LOC-Bank of New York	0.150%	3/1/34	7,000,000	7,000,000	(a)(b)
LOC-U.S. Bank N.A.	0.160%	4/1/38	705,000	705,000	(a)(b)
New York, NY, GO:
LIQ-Bank of Nova Scotia	0.150%	8/1/20	700,000	700,000	(a)(b)
Subordinated	0.160%	8/1/16	5,200,000	5,200,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	6,000,000	6,017,235
Ontario County, NY, GO, Public Improvement	2.000%	6/15/13	550,000	554,659
Patchogue-Medford, NY, Union Free School District, GO, TAN	1.000%	6/20/13	1,000,000	1,002,282
Pittsford, NY, CSD, GO	2.000%	12/15/12	190,000	190,103
Port Chester, NY, GO, BAN	1.000%	2/27/13	1,600,000	1,601,714
Port Washington, NY, Union Free School District, GO	2.000%	1/1/13	70,000	70,082
Port Washington, NY, Union Free School District, GO	2.000%	7/1/13	5,000	5,036
Three Village, NY, CSD, GO	2.000%	4/15/13	200,000	201,089
Tonawanda, NY, GO, BAN	1.000%	6/13/13	3,440,000	3,445,371
Williamsville, NY, CSD, GO, BAN	1.000%	7/17/13	2,700,000	2,709,981
Wyoming County, NY, GO, BAN	1.000%	11/15/13	2,000,000	2,010,210

Total General Obligation				50,329,093

Health Care - 11.0%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.150%	7/1/38	100,000	100,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.160%	8/1/29	8,900,000	8,900,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.150%	8/1/29	4,200,000	4,200,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.190%	2/15/26	1,500,000	1,500,000	(a)(b)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.180%	7/1/25	100,000	100,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.150%	11/1/34	3,785,000	3,785,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.150%	11/1/36	3,500,000	3,500,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.180%	1/1/23	1,025,000	1,025,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.150%	11/1/24	9,700,000	9,700,000	(a)(b)

Total Health Care				32,810,000

Housing: Multi-Family - 5.5%
New York City, NY, HDC, Multi-Family Mortgage Revenue, Markham Gardens Apartments, LOC-Citibank N.A.	0.160%	1/1/40	600,000	600,000	(a)(b)(c)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.140%	5/1/35	1,365,000	1,365,000	(a)(b)
360 West 43, FNMA, LIQ-FNMA	0.170%	11/15/33	4,000,000	4,000,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - continued
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.130%	5/1/45	$9,900,000	$9,900,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.160%	11/1/29	530,000	530,000	(a)(b)(c)

Total Housing: Multi-Family				16,395,000

Housing: Single Family - 6.3%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.160%	11/15/37	7,300,000	7,300,000	(a)(b)
345 East 94th Street Associates LLC	0.160%	11/1/30	9,400,000	9,400,000	(a)(b)(c)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.170%	12/15/38	2,300,000	2,300,000	(a)(b)(c)

Total Housing: Single Family				19,000,000

Industrial Revenue - 13.5%
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.230%	12/1/20	1,640,000	1,640,000	(a)(b)(c)
Monroe County, NY, Industrial Development Agency Revenue, Cherry Ridge Independent Living LLC, LOC-HSBC Bank USA N.A.	0.180%	1/1/35	6,785,000	6,785,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.160%	12/1/32	1,570,000	1,570,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.160%	7/1/25	12,840,000	12,840,000	(a)(b)
Lycee Francais Development NY Project, LOC-JPMorgan Chase	0.150%	6/1/32	800,000	800,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.320%	6/1/21	1,170,000	1,170,000	(a)(b)(c)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.400%	1/1/21	2,575,000	2,575,000	(a)(b)(c)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.130%	12/1/32	8,945,000	8,945,000	(a)(b)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.400%	12/1/20	2,330,000	2,330,000	(a)(b)(c)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.400%	10/1/17	1,390,000	1,390,000	(a)(b)(c)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.130%	4/1/26	400,000	400,000	(a)(b)

Total Industrial Revenue				40,445,000

Life Care Systems - 0.4%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.180%	7/1/25	1,300,000	1,300,000	(a)(b)

Miscellaneous - 0.2%
Erie County, NY, Fiscal Stability Authority Revenue, BAN	1.000%	7/31/13	500,000	502,433

Power - 3.6%
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.140%	12/1/29	7,700,000	7,700,000	(a)(b)
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.160%	6/1/36	1,200,000	1,200,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - continued
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.170%	6/1/36	$2,000,000	$2,000,000	(a)(b)(c)

Total Power				10,900,000

Public Facilities - 7.6%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/29	1,700,000	1,700,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.130%	4/1/44	900,000	900,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.140%	4/1/44	4,000,000	4,000,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-U.S. Bank N.A.	0.150%	11/1/38	1,400,000	1,400,000	(a)(b)
Metropolitan Museum of Art	0.150%	10/1/36	1,150,000	1,150,000	(a)(b)
Metropolitan Museum of Art	0.150%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.150%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.150%	7/1/15	6,220,000	6,220,000	(a)(b)
Metropolitan Museum of Art	0.150%	7/1/23	200,000	200,000	(a)(b)
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.170%	7/1/20	3,700,000	3,700,000	(a)(b)

Total Public Facilities				22,660,000

Tax Allocation - 0.7%
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-KBC Bank N.V.	0.150%	11/15/21	2,180,000	2,180,000	(a)(b)

Transportation - 12.1%
MTA, NY, Dedicated Tax Fund Revenue:
LOC-Scotiabank	0.150%	11/1/34	6,680,000	6,680,000	(a)(b)
LOC-State Street B&T Co.	0.150%	11/1/22	5,000,000	5,000,000	(a)(b)
MTA, NY, Revenue, LOC-JPMorgan Chase	0.170%	11/1/35	2,000,000	2,000,000	(a)(b)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, LOC - Scotiabank	0.140%	7/1/28	200,000	200,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-State Street Bank & Trust Co.	0.140%	1/1/32	3,145,000	3,145,000	(a)(b)
LOC-U.S. Bank N.A.	0.160%	1/1/33	5,050,000	5,050,000	(a)(b)
LOC-U.S. Bank N.A.	0.140%	11/1/35	11,700,000	11,700,000	(a)(b)
SPA-JPMorgan Chase	0.150%	1/1/32	2,295,000	2,295,000	(a)(b)

Total Transportation				36,070,000

Water & Sewer - 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.130%	6/15/35	300,000	300,000	(a)(b)

TOTAL INVESTMENTS - 99.9% (Cost - $298,998,473#)				298,998,473
Other Assets in Excess of Liabilities - 0.1%				188,895

TOTAL NET ASSETS - 100.0%				$299,187,368

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	61.3%
VMIG 1	26.2
NR	11.1
AA/Aa	1.2
MIG 1	0.2

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$298,998,473	—	$298,998,473

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2013